13 Investment properties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investment property [abstract]
Investment properties, beginning	R$ 47,562	R$ 47,620	R$ 57,652
Write-offs and disposals	0	0	(9,995)
Transfers	(1,240)	(9)	13
Depreciation	(48)	(49)	(50)
Investment properties, ending	R$ 46,274	R$ 47,562	R$ 47,620